Other information about investments - Profit and loss and balance sheet related to the principal joint ventures (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about investments
Non-current assets	€ 79,888	€ 76,746
Total assets	137,765	109,648
Non-current liabilities	49,970	48,464
Total liabilities	93,246	72,155
Net equity	44,519	37,493	€ 47,900	€ 51,073
Book value of the investment	5,887	6,749	9,035
Revenues and other income	77,771	44,947	71,041
Operating profit (loss)	12,341	(3,275)	6,432
Finance income (expense)	(788)	(1,045)	(879)
Income (expense) from investments	(868)	(1,658)	193
Profit (loss) before income taxes	10,685	(5,978)	5,746
Income taxes	(4,845)	(2,650)	(5,591)
Net profit (loss)	5,840	(8,628)	155
Other comprehensive income (loss)	2,051	(2,780)	69
Total other comprehensive income (loss)	7,891	(11,408)	224
Net profit (loss) attributable to Eni	5,821	(8,635)	€ 148
Cardon IV SA
Disclosure of detailed information about investments
Current assets	285	235
- of which cash and cash equivalent	3
Non-current assets	1,947	2,040
Total assets	2,232	2,275
Current liabilities	373	262
- current financial liabilities	4
Non-current liabilities	1,301	1,615
- non-current financial liabilities	430	785
Total liabilities	1,674	1,877
Net equity	€ 558	€ 398
Eni's % of the investment	50.00%	50.00%
Book value of the investment	€ 279	€ 199
Revenues and other income	686	612
Operating expense	(546)	(453)
Depreciation, amortization and impairments	(98)	(95)
Operating profit (loss)	42	64
Finance income (expense)	(67)	(98)
Profit (loss) before income taxes	(25)	(34)
Income taxes	131	(58)
Net profit (loss)	(156)	(92)
Other comprehensive income (loss)	39	(35)
Total other comprehensive income (loss)	(117)	(127)
Net profit (loss) attributable to Eni	(78)	(46)
Gas Distribution Company of Thessaloniki Thessaly SA
Disclosure of detailed information about investments
Current assets		31
- of which cash and cash equivalent		10
Non-current assets		344
Total assets		375
Current liabilities		38
- current financial liabilities		11
Non-current liabilities		51
- non-current financial liabilities		39
Total liabilities		89
Net equity		€ 286
Eni's % of the investment		49.00%
Book value of the investment		€ 140
Revenues and other income		62
Operating expense		(19)
Depreciation, amortization and impairments		(16)
Operating profit (loss)		27
Finance income (expense)		(1)
Profit (loss) before income taxes		26
Income taxes		(6)
Net profit (loss)		20
Total other comprehensive income (loss)		20
Net profit (loss) attributable to Eni		10
Dividends received from the joint venture		9
Doggerbank Offshore Wind Farm Project 1 Holdco Ltd
Disclosure of detailed information about investments
Current assets	22
- of which cash and cash equivalent	20
Non-current assets	1,935
Total assets	1,957
Current liabilities	95
Non-current liabilities	1,548
- non-current financial liabilities	1,414
Total liabilities	1,643
Net equity	€ 314
Eni's % of the investment	20.00%
Book value of the investment	€ 246
Finance income (expense)	(1)
Profit (loss) before income taxes	(1)
Net profit (loss)	(1)
Other comprehensive income (loss)	31
Total other comprehensive income (loss)	30
Doggerbank Offshore Wind Farm Project 2 Holdco Ltd
Disclosure of detailed information about investments
Current assets	12
- of which cash and cash equivalent	9
Non-current assets	1,306
Total assets	1,318
Current liabilities	59
Non-current liabilities	1,085
- non-current financial liabilities	908
Total liabilities	1,144
Net equity	€ 174
Eni's % of the investment	20.00%
Book value of the investment	€ 238
Finance income (expense)	(1)
Profit (loss) before income taxes	(1)
Net profit (loss)	(1)
Other comprehensive income (loss)	(9)
Total other comprehensive income (loss)	(10)
Mozambique Rovuma Venture SpA
Disclosure of detailed information about investments
Current assets	202
- of which cash and cash equivalent	82
Non-current assets	3,810
Total assets	4,012
Current liabilities	162
- current financial liabilities	4
Non-current liabilities	2,856
- non-current financial liabilities	2,823
Total liabilities	3,018
Net equity	€ 994
Eni's % of the investment	35.71%
Book value of the investment	€ 355
Saipem SpA
Disclosure of detailed information about investments
Current assets	6,819	6,411
- of which cash and cash equivalent	1,632	1,687
Non-current assets	4,723	4,831
Total assets	11,542	11,242
Current liabilities	6,844	4,903
- current financial liabilities	1,256	609
Non-current liabilities	4,347	3,391
- non-current financial liabilities	2,679	2,827
Total liabilities	11,191	8,294
Net equity	€ 351	€ 2,948
Eni's % of the investment	31.20%	31.08%
Book value of the investment	€ 137	€ 908
Revenues and other income	6,880	7,408
Operating expense	(8,532)	(6,980)
Other operating profit (loss)	2
Depreciation, amortization and impairments	(616)	(1,273)
Operating profit (loss)	(2,266)	(845)
Finance income (expense)	(140)	(166)
Income (expense) from investments	9	37
Profit (loss) before income taxes	(2,397)	(974)
Income taxes	70	(143)
Net profit (loss)	(2,467)	(1,117)
Other comprehensive income (loss)	(117)	46
Total other comprehensive income (loss)	(2,584)	(1,071)
Net profit (loss) attributable to Eni	(752)	(354)
Dividends received from the joint venture		3
Union Fenosa Gas SA
Disclosure of detailed information about investments
Current assets		599
- of which cash and cash equivalent		36
Non-current assets		717
Total assets		1,316
Current liabilities		311
- current financial liabilities		99
Non-current liabilities		501
- non-current financial liabilities		421
Total liabilities		812
Net equity		€ 504
Eni's % of the investment		50.00%
Book value of the investment		€ 242
Revenues and other income		854
Operating expense		(805)
Depreciation, amortization and impairments		(108)
Operating profit (loss)		(59)
Finance income (expense)		(29)
Income (expense) from investments		3
Profit (loss) before income taxes		(85)
Income taxes		(2)
Net profit (loss)		(87)
Other comprehensive income (loss)		(33)
Total other comprehensive income (loss)		(120)
Net profit (loss) attributable to Eni		(68)
Var Energi AS
Disclosure of detailed information about investments
Current assets	1,382	804
- of which cash and cash equivalent	198	222
Non-current assets	16,589	16,042
Total assets	17,971	16,846
Current liabilities	2,148	189
- current financial liabilities	390	33
Non-current liabilities	14,900	15,019
- non-current financial liabilities	4,160	4,389
Total liabilities	17,048	15,208
Net equity	€ 923	€ 1,638
Eni's % of the investment	69.85%	69.85%
Book value of the investment	€ 645	€ 1,144
Revenues and other income	5,191	2,450
Operating expense	(1,207)	(980)
Other operating profit (loss)	(51)
Depreciation, amortization and impairments	(1,825)	(3,425)
Operating profit (loss)	2,108	(1,955)
Finance income (expense)	(350)	31
Profit (loss) before income taxes	1,758	(1,924)
Income taxes	1,729	603
Net profit (loss)	29	(1,321)
Other comprehensive income (loss)	61	(273)
Total other comprehensive income (loss)	90	(1,594)
Net profit (loss) attributable to Eni	20	(918)
Dividends received from the joint venture	561	274
Other joint ventures
Disclosure of detailed information about investments
Current assets	632	858
- of which cash and cash equivalent	88	43
Non-current assets	714	924
Total assets	1,346	1,782
Current liabilities	853	1,022
- current financial liabilities	296	90
Non-current liabilities	193	333
- non-current financial liabilities	22	237
Total liabilities	1,046	1,355
Net equity	300	427
Book value of the investment	157	188
Revenues and other income	341	286
Operating expense	(315)	(304)
Other operating profit (loss)	4
Depreciation, amortization and impairments	(39)	(85)
Operating profit (loss)	(9)	(103)
Finance income (expense)	(22)	(21)
Profit (loss) before income taxes	(31)	(124)
Income taxes	3	(4)
Net profit (loss)	(34)	(128)
Other comprehensive income (loss)	5	(25)
Total other comprehensive income (loss)	(29)	(153)
Net profit (loss) attributable to Eni	(97)	(93)
Dividends received from the joint venture	€ 25	€ 10